GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13:-    GEOGRAPHIC INFOROMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2012, 2013 and 2014 and long-lived assets as of December 31, 2013 and 2014:

	Year ended December 31,
	2012	2013	2014
Revenues from sales to customers located at:

The United States	$41,637	$54,914	$75,881
America – other	16,560	18,302	17,605
EMEA *)	57,135	53,361	55,376
China	19,871	16,908	18,754
Asia Pacific – other	53,968	49,512	54,276

	$189,171	$192,997	$221,892
*)	Europe, the Middle East and Africa.

	December 31,
	2013	2014
Long-lived assets, by geographic region:

America (principally the United States)	$1,739	$1,913
Israel	13,425	16,878
EMEA - other	869	693
Asia Pacific	1,490	1,108

	$17,523	$20,592